Acquisitions and Divestitures (Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition [Line Items]
Bargain purchase gain		¥ 0	¥ 36,082	¥ 0
HLIKK
Business Acquisition [Line Items]
Cash and Cash Equivalents	¥ 69,244
Installment Loans	282
Investment in Securities	1,847,536
Trade Notes, Accounts and Other Receivable	66,340
Office Facilities	351
Other Assets	319,244
Total Assets	2,302,997
Short-Term Debt	25,000
Trade Notes, Accounts and Other Payable	3,979
Policy Liabilities and Policy Account Balances	2,125,257
Current and Deferred Income Taxes	8,413
Other Liabilities	5,911
Total Liabilities	2,168,560
Aggregate fair value of considerations transferred	134,437
Fair value of Consideration transferred	98,355
Bargain purchase gain	¥ 36,082			¥ 36,082
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Cash and Cash Equivalents			32,234
Property under Facility Operations			9,289
Trade Notes, Accounts and Other Receivable			37,359
Inventories			21,249
Office Facilities			3,250
Other Assets			158,370
Other			1,359
Total Assets			263,110
Short-Term Debt			4,140
Trade Notes, Accounts and Other Payable			33,963
Current and Deferred Income Taxes			24,457
Long-Term Debt			45,739
Other Liabilities			26,165
Total Liabilities			134,464
Noncontrolling interests			26,025
Aggregate fair value of considerations transferred			¥ 102,621